Directors and key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Compensation for key management and directors	$ 10,721	$ 7,928	$ 7,549
Share based compensation expense for key management and directors	$ 4,804	$ 11,465	$ 8,842